As filed with the Securities and Exchange Commission on May 30, 2006

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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549


                                   FORM N-Q


       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY



                 Investment Company Act file number 811-08043


          -----------------------------------------------------------


                              THE BERKSHIRE FUNDS
              (Exact name of registrant as specified in charter)

                          475 Milan Drive, Suite #103
                            San Jose, CA 95134-2453
               (Address of principal executive offices)(Zip code)


          -----------------------------------------------------------


                              MALCOLM R. FOBES III
                              The Berkshire Funds
                          475 Milan Drive, Suite #103
                           San Jose, CA  95134-2453
                   (Name and address of agent for service)


                                1-408-526-0707
              Registrant's telephone number, including area code


          -----------------------------------------------------------


Date of fiscal year end: December 31, 2006

Date of reporting period: March 31, 2006

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ITEM 1. SCHEDULE OF INVESTMENTS


                                      *
                       -------------------------------
               SCHEDULE OF INVESTMENTS - BERKSHIRE FOCUS FUND
                          March 31, 2006 (unaudited)

Shares                                                         Value

            COMMON STOCKS - 100.01%                      $ 20,787,722
            =========================================================
            (Cost $20,338,481)

            COMPUTER HARDWARE - 20.17%                      4,192,331
            ---------------------------------------------------------
 27,865     Apple Computer, Inc.*                           1,747,693
 30,640     Rackable Systems, Inc.*                         1,619,324
 31,345     Seagate Technology                                825,314

            COMPUTER PROGRAMMING SERVICES - 3.28%             682,053
            ---------------------------------------------------------
 11,465     Cognizant Technology Solutions Corp. (Class A)*   682,053

            CONSUMER RETAIL - 10.09%                        2,097,604
            ---------------------------------------------------------
 20,940     GameStop Corp. (Class A)*                         987,112
 18,175     Zumiez, Inc.*                                   1,110,492

            INTERNET SOFTWARE & SERVICES - 32.09%           6,670,224
            ---------------------------------------------------------
 27,860     Akamai Technologies, Inc.*                        916,315
 24,490     eBay, Inc.*                                       955,110
  5,250     Google, Inc. (Class A)*                         2,047,500
     85     Monster Worldwide, Inc.*                            4,238
 36,055     Salesforce.com, Inc.*                           1,309,878
 44,550     Yahoo! Inc.*                                    1,437,183

            INVESTMENT BROKERAGE - 7.50%                    1,558,267
            ---------------------------------------------------------
 27,105     E*TRADE Financial Corp.*                          731,293
 39,625     TD Ameritrade Holding Corp.                       826,974

            SEMICONDUCTORS - 13.74%                         2,856,884
            ---------------------------------------------------------
 21,960     Broadcom Corp. (Class A)*                         947,794
 17,835     Marvell Technology Group Ltd.*                    964,873
 16,490     NVIDIA Corp.*                                     944,217

            SOFTWARE - 13.14%                               2,730,359
            ---------------------------------------------------------
 43,445     Activision, Inc.*                                 599,107
 11,570     Electronic Arts, Inc.*                            633,110
 17,190     F5 Networks, Inc.*                              1,246,103
  9,735     THQ, Inc.*                                        252,039

            EXCHANGE TRADED FUNDS - 0.06%                      11,966
            =========================================================
            (Cost $12,683)
    100     Internet HOLDRs Trust                               5,816
     60     Nasdaq 100 Index Tracking Stock                     2,516
    100     Semiconductor HOLDRs Trust                          3,634

            CASH EQUIVALENT - 0.12%                            25,286
            =========================================================
            (Cost $25,286)
 25,286     First American Treasury Obligations Fund           25,286


            TOTAL INVESTMENT SECURITIES - 100.19%          20,824,974
            =========================================================
            (Cost $20,376,450)

            LIABILITIES IN EXCESS OF OTHER ASSETS - (0.19%)   (39,592)
            ---------------------------------------------------------

            NET ASSETS - 100.00%                         $ 20,785,382
            =========================================================
            Equivalent to $8.17 per share


            *Non-income producing


The cost basis of investments for federal income tax purposes at March 31, 2006 was as follows*:

Cost of investments                  $ 20,376,450
Gross unrealized appreciation           1,330,676
Gross unrealized depreciation            (882,152)
                                       ----------
Net unrealized appreciation          $    448,524


*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

ITEM 2. CONTROLS AND PROCEDURES

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded, based on an evaluation of the Regis-trant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")), the disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.



ITEM 3. EXHIBITS

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Filed herewith.

SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Berkshire Funds

By: /s/ Malcolm R. Fobes III
        --------------------
        Malcolm R. Fobes III
        President, Treasurer and Chief Financial Officer

Date: May 30, 2006


   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the fol-lowing person on behalf of the registrant and in the capacities and on the date indicated.

By: /s/ Malcolm R. Fobes III
        --------------------
        Malcolm R. Fobes III
        President, Treasurer and Chief Financial Officer

Date: May 30, 2006

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